Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Agrico Acquisition Corp.
Fair Value Measurements [Line Items]
Schedule of fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022
Asset:
Marketable securities held in Trust Account	1	$146,651,498